Consolidated consolidated statement of cash flows - EUR (€) € in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cash flows from operating activities
Result before tax		€ 5,558	€ 6,373
Adjusted for:
– Depreciation and amortisation		330	331
– Addition to loan loss provisions		612	559
– Revaluations		613	(80)
– Exchange rate differences and other		(2,519)	1,858
Taxation paid		(1,129)	(1,307)
Changes in:
– Loans and advances to banks, not available on demand		(19,168)	(5,222)
– Deposits from banks, not payable on demand		(529)	(6,181)
– Trading assets		8,242	(12,975)
– Trading liabilities		(8,868)	(3,485)
– Loans and advances to customers		(22,641)	(13,819)
– Customer deposits		53,363	41,652
– Non–trading derivatives		2,108	(647)
– Assets designated at fair value through profit or loss		914	769
– Assets mandatorily at fair value through profit or loss		(28,235)	(14,427)
– Other assets		(2,108)	(1,200)
– Other financial liabilities at fair value through profit or loss		19,050	11,874
– Provisions and other liabilities		4,899	1,875
Net cash flow from/(used in) operating activities		10,491	5,948
Investments and advances:
- Associates and joint ventures		(1)	(22)
- Financial assets at fair value through other comprehensive income		(11,324)	(11,040)
– Securities at amortised cost	[1]	(81,126)	(48,584)
– Property and equipment		(124)	(172)
– Other investments		(200)	(152)
Disposals and redemptions:
– Associates and joint ventures		116	44
– Disposal of subsidiaries, net of cash disposed
- Financial assets at fair value through other comprehensive income		7,144	5,921
– Securities at amortised cost	[1]	76,653	47,439
– Property and equipment		26	24
– Other investments		6	10
Net cash flow from/(used in) investing activities		(8,829)	(6,532)
Cash flows from financing activities
Proceeds from debt securities	[1]	80,301	65,628
Repayments of debt securities	[1]	(65,413)	(50,636)
Proceeds from issuance of subordinated loans		1,232	2,385
Repayments of subordinated loans		(1,818)	(1,970)
Repayments of principal portion of lease liabilities		(143)	(136)
Purchase/sale of treasury shares		(2,047)	(1,573)
Dividends paid		(2,843)	(2,750)
Net cash flow from/(used in) financing activities		9,268	10,948
Net cash flow		10,931	10,364
Cash and cash equivalents at beginning of the period		69,069	93,012	€ 93,012
Effect of exchange rate changes on cash and cash equivalents		(610)	(1,366)
Cash and cash equivalents at end of the period		79,389	102,010	69,069
Cash and cash equivalents
Treasury bills and other eligible bills included in securities at AC		77	23
Deposits from banks		(11,093)	(8,498)
Loans and advances to banks		14,841	13,412
Cash and balances with central banks		75,565	97,073	70,353
Cash and cash equivalents at end of the period		€ 79,389	€ 102,010	€ 69,069

[1]	Cash flows are reported on a gross basis and include investments and borrowings of short term securities